Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended			38 Months Ended	41 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2016	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (922,895)	$ (13,288)	$ (224,578)	$ (3,727)	$ (48,809)	$ (445,974)	$ (1,368,869)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	60,085	475	1,900	158	1,900
Interest expense on conversion of debt	196,076	0
Impairment of asset			792	0	0
Amortization of beneficial conversion feature			1,282	0	0
Increase in deferred tax liability			(513)	0	0
Changes in operating assets and liabilities:
(Increase) in prepaid expenses	(38,452)	(9,167)	(1,667)	0	0
Increase in accounts payable			130,284	0	0
Increase (decrease) in accounts payable - related party			80,018	(3,000)	7,020
(Decrease) increase in accrued interest payable - related party			(7,494)	719	7,257
(Increase) in accounts receivable	(16,187)	0
Increase in accounts payable and accrued liabilities	535,201	3,209
Cash used in operating activities	(186,172)	(18,771)	(19,976)	(5,850)	(32,632)
CASH FLOWS USED IN INVESTING ACTIVITIES
Acquisition of assets	(750,000)	0
Technology development	(127,358)	0
Purchase of property and equipment	(42,775)	0
Purchase of other assets			(45,515)	0	0
Cash used in investing activities	(920,133)	0	(45,515)	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable	667,000	0
Borrowings for note payable - related party	0	15,000	214,358	8,000	33,000
Repayments for note payable - related party			(158,000)	0	0
Proceeds from sale of common stock	3,113,040	5,000	1,354,000	0	0
Donated capital			2,000	0	0
Payments for the purchase of treasury stock			0	0	(5,000)
Cash provided from financing activities	3,780,040	20,000	1,412,358	8,000	28,000
NET CHANGE IN CASH	2,673,735	1,229	1,346,867	2,150	(4,632)
CASH AT BEGINNING OF PERIOD	1,350,580	3,713	3,713	1,563	6,195
CASH AT END OF PERIOD	4,024,315	4,942	1,350,580	3,713	1,563	$ 1,350,580	$ 4,024,315
SUPPLEMENTAL INFORMATION:
Interest paid	$ 0	$ 0	17,909	0	0
Income taxes paid			$ 0	$ 0	$ 0